Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE CO
SEPARATE ACCOUNT 11
333-72042     HV-3572 - PremierSolutions State of Connecticut
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Supplement dated February 16, 2024 to your Prospectus dated May 1, 2023
This Supplement dated February 16, 2024 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Current Expenses for the Janus Henderson Global Research Fund - Class S shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Global Large-Stock Growth	Janus Henderson Global Research Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.07%	-19.61%	6.29%	8.88%
This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-86-HV3572